STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Mezzanine equity narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Nov. 30, 2025	Nov. 30, 2024	Oct. 17, 2024	Feb. 29, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Temporary equity, shares issued	15,951,675	15,951,675
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from the issuance of redeemable common stock	$ 300,000	$ 300,000
Number of shares issuable upon conversion of redeemable common stock	2,750,000
Stock issuance costs charges against additional paid-in capital	$ 170